Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2011

Collection Period Start	1-Sep-11	Distribution Date	17-Oct-11
Collection Period End	30-Sep-11	30/360 Days	30
Beg. of Interest Period	15-Sep-11	Actual/360 Days	32
End of Interest Period	17-Oct-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	742,193,519.20	722,141,247.89	0.8087982
Total Securities		892,857,142.86	742,193,519.20	722,141,247.89	0.8087982
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	207,336,376.34	187,284,105.03	0.7613175
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	20,052,271.31	155,502.28	81.5132980	0.6321231
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,052,271.31	535,368.94

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,420,226.44
Monthly Interest				4,127,696.50
Total Monthly Payments				13,547,922.94

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				319,771.11
Aggregate Sales Proceeds Advance				1,521,134.42
Total Advances				1,840,905.53

Vehicle Disposition Proceeds:
Reallocation Payments				1,979,090.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,639,816.28
Excess Wear and Tear and Excess Mileage				11,190.42
Remaining Payoffs				0.00
Net Insurance Proceeds				661,716.68
Residual Value Surplus				30,145.75
Total Collections				25,710,787.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,699,885.00			95
Involuntary Repossession	152,829.00			10
Voluntary Repossession	126,376.00			7
Bankruptcy
Insurance Payoff		653,217.05		32
Customer Payoff			24,490.41	1
Grounding Dealer Payoff			6,047,795.96	268
Dealer Purchase			1,424,356.49	61
Total	1,979,090.00	653,217.05	7,496,642.86	474

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,099	796,474,858.32	6.00%	742,193,519.20
Total Depreciation Received		(10,448,229.62)		(9,669,248.92)
Principal Amount of Gross Losses	(59)	(1,272,517.19)		(1,182,106.18)
Repurchase / Reallocation	-	-		-
Early Terminations	(25)	(560,413.77)		(508,743.84)
Scheduled Terminations	(426)	(9,372,283.34)		(8,692,172.37)
Pool Balance - End of Period	36,589	774,821,414.40	6.00000%	722,141,247.89

Remaining Pool Balance
Lease Payment				222,886,293.16
Residual Value				499,254,954.73
Total				722,141,247.89

III. DISTRIBUTIONS

Total Collections					25,710,787.60
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,710,787.60

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					310,855.90
3. Reimbursement of Sales Proceeds Advance					936,269.43
4. Servicing Fee:
Servicing Fee Due					618,494.60
Servicing Fee Paid					618,494.60
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,865,619.93

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					155,502.28

Class A-2 Notes Monthly Interest Paid					155,502.28
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	535,368.94
Total Note and Certificate Monthly Interest Paid	535,368.94
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,309,798.73

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,052,271.31

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,052,271.31
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,257,527.42

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,257,527.42
Gross Reserve Account Balance		16,650,384.56
Remaining Available Collections Released to Seller		3,257,527.42
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		18.25
Monthly Prepayment Speed		98%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	957,027.05
Securitization Value of Defaulted Receivables and Casualty Receivables	1,182,106.18	59
Aggregate Defaulted and Casualty Gain (Loss)	(225,079.13)
Pool Balance at Beginning of Collection Period	742,193,519.20
Net Loss Ratio	-0.0303%

Cumulative Net Losses for all Periods	0.0834%	744,469.33

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,463,022.83	168
61-90 Days Delinquent	825,718.78	38
91-120+ Days Delinquent	168,084.51	9
Total Delinquent Receivables:	4,456,826.12	215
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,699,885.00	95
Securitization Value	1,889,649.22
Aggregate Residual Gain (Loss)	(189,764.22)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	5,786,677.06	296
Cumulative Securitization Value	6,372,411.24
Cumulative Residual Gain (Loss)	(585,734.18)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,358,424.43
Reimbursement of Outstanding Advance		936,269.43
Additional Advances for current period		1,521,134.42
Ending Balance of Residual Advance		1,943,289.42

Beginning Balance of Payment Advance		758,485.08
Reimbursement of Outstanding Payment Advance		310,855.90
Additional Payment Advances for current period		319,771.11
Ending Balance of Payment Advance		767,400.29

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No